Income Taxes - Additional information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Income Taxes
Percentage of income before income taxes	23.20%	28.20%	23.80%	26.60%
Decreased current tax expense	$ 6.0		$ 6.0
Increased deferred tax expense	$ 6.0		$ 6.0